DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair value of foreign exchange forward and options collar (cylinder) contracts, Balance sheet Location	Other receivables and prepaid expenses	Other receivables and prepaid expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 855	$ 1,303
Gains (losses) recognized in OCI (effective portion), Balance sheet Location	Accumulated other comprehensive income	Accumulated other comprehensive income
Gains (losses) recognized in OCI (effective portion)	$ (448)	$ 1,543